SEGMENTED INFORMATION	12 Months Ended
Aug. 31, 2019
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION [Text Block]

22. SEGMENTED INFORMATION

The Company previously operated in two operating segments – production and sale of cannabis and patient counselling, operating as THC. THC was disposed of on October 16, 2018 (see Note 25). As a result, the Company currently operates in only one operating segment, the production and sale of cannabis. All assets for the production and sale of cannabis segment are domiciled within Canada and effectively all revenues are generated in Canada, except those revenues disclosure in Note 18.